Supplement Dated August 1, 2022
(for Applications signed on or after August 1, 2022) to the
Prospectus and Initial Summary Prospectus
dated May 1, 2022 for
Protective Dimensions IV
Issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Rate Sheet Prospectus Supplement should be read carefully and retained with the Prospectus dated May 1, 2022 for the Protective Dimensions IV variable annuity. You may obtain a current Prospectus by calling 1-800-456-6330.

This Rate Sheet Prospectus Supplement provides the current Roll-up percentage and Maximum Withdrawal Percentage under the SecurePay FXi living benefit rider as described in the “PROTECTED LIFETIME INCOME BENEFIT-Determining the Amount of Your SecurePay Withdrawals” section of the Prospectus. This Supplement must be used in conjunction with an effective Protective Dimensions IV variable annuity Prospectus.

The rates below are effective until superseded by a subsequent Rate Sheet Prospectus Supplement. The rates apply for applications that are signed on or after August 1, 2022, and that we receive in Good Order within ten calendar days of the date this Supplement is no longer effective.  We must also receive at least the minimum initial Purchase Payment in the amount and time frame described in the Prospectus. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance.
Before submitting your application for a Protective Dimensions IV variable annuity, please obtain a current Rate Sheet Prospectus Supplement. To obtain a current Rate Sheet Prospectus Supplement:
  Contact your financial advisor
  Contact us toll-free at 1-800-456-6330
  https://protective.onlineprospectus.net/protective/ProtectiveDimensionsIV/index.html or
  Go to www.sec.gov under File No. 333-233415.
The Roll-up Percentage and the Maximum Withdrawal Percentage applicable to your Contract will not change for the life of your Contract.

ROLL-UP PERCENTAGE
7.00%
MAXIMUM WITHDRAWAL PERCENTAGE

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage -	(Two Covered Persons) Withdrawal Percentage -
At least 59½ but less than 61 years old	4.60%	4.10%
At least 61 but less than 62 years old	4.65%	4.15%
At least 62 but less than 63 years old	4.75%	4.25%
At least 63 but less than 64 years old	5.10%	4.60%
At least 64 but less than 65 years old	5.35%	4.85%
At least 65 but less than 66 years old	5.45%	4.95%
At least 66 but less than 67 years old	5.50%	5.00%
At least 67 but less than 68 years old	5.55%	5.05%
At least 68 but less than 69 years old	5.60%	5.10%
At least 69 but less than 70 years old	5.65%	5.15%
At least 70 but less than 71 years old	5.70%	5.20%
At least 71 but less than 72 years old	5.75%	5.25%
At least 72 but less than 73 years old	5.80%	5.30%
At least 73 but less than 74 years old	5.85%	5.35%
At least 74 but less than 75 years old	5.90%	5.40%
At least 75 but less than 76 years old	5.95%	5.45%
At least 76 but less than 77 years old	6.00%	5.50%
At least 77 but less than 78 years old	6.05%	5.55%
At least 78 but less than 79 years old	6.10%	5.60%
At least 79 but less than 80 years old	6.15%	5.65%
At least 80 but less than 81 years old	6.20%	5.70%
At least 81 but less than 82 years old	6.25%	5.75%
At least 82 but less than 83 years old	6.30%	5.80%
At least 83 but less than 84 years old	6.35%	5.85%
At least 84 but less than 85 years old	6.40%	5.90%
At least 85 but less than 86 years old	6.45%	5.95%
At least 86 but less than 87 years old	6.50%	6.00%
At least 87 but less than 88 years old	6.55%	6.05%
At least 88 but less than 89 years old	6.60%	6.10%
At least 89 but less than 90 years old	6.65%	6.15%
At least 90 or more years old	6.70%	6.20%

If you have any questions regarding this Rate Sheet Prospectus Supplement, please contact us toll free at 1-800-456-6330. Please keep this Rate Sheet Prospectus Supplement for future reference.